GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill
The following presents changes to goodwill for the periods indicated:

Balance at December 31, 2019	$297,607
Drake acquisition	7,551
Simpson acquisition	51,305
Detroit Speed acquisition	2,636

Balance at December 31, 2020	359,099
AEM acquisition	17,426
Classic Instruments acquisition	4,912
Speartech acquisition	2,705
ADS acquisition	1,260
Baer acquisition	8,363
Brothers acquisition	19,561
Rocket acquisition	2,141
Measurement period adjustments*	(4,084)

Balance at December 31, 2021	$411,383

Summary Of Intangible Assets
Intangible assets consisted of the following:

	December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$268,438	$(32,662)	$235,776
Tradenames	13,775	(4,119)	9,656
Technology	26,675	(9,080)	17,595

Total finite-lived intangible assets	$308,888	$(45,861)	$263,027

Indefinite-lived intangible assets:
Tradenames	$175,434	—	$175,434

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$245,274	$(21,819)	$223,455
Tradenames	13,775	(3,369)	10,406
Technology	24,595	(6,674)	17,921

Total finite-lived intangible assets	$283,644	$(31,862)	$251,782

Indefinite-lived intangible assets:
Tradenames	$152,740	—	$152,740

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following outlines the estimated future amortization expense related to intangible assets held as of December 31, 2021:

2022	$14,644
2023	14,481
2024	13,668
2025	13,638
2026	13,532
Thereafter	193,064

Total	$263,027